Subsequent events (Details) $ in Millions, $ in Millions	Feb. 16, 2021 USD ($)	Feb. 11, 2021 USD ($)	Feb. 16, 2021 COP ($)
2026, 2068 And 2029 Notes | Exercise Right To Call Outstanding Principal
Disclosure of non-adjusting events after reporting period [line items]
Percent of borrowing outstanding called		10.00%
Redemption percent premium		103.00%
Repayments of non-current borrowings		$ 180
February 2021 UNE Bond With 3 Maturities | Colombia Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face amount	$ 138		$ 485,680
Une Serie 7 Years 5.56% Fixed Bond | Colombia Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	7 years
Borrowings, interest rate	5.56%		5.56%
Une Serie 10 Years At CPI Plus 2.61% Margin Bond | Colombia Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	10 years
Adjustment to interest rate basis	2.61%		2.61%
Une 15 Years At CPI Plus 3.18% Margin Bond | Colombia Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	15 years
Adjustment to interest rate basis	3.18%		3.18%